SUPPLEMENT DATED JUNE 24, 2011
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2011

1.)	Page 10 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
American Funds New Perspective	R3	American Funds®	Capital Research and Management Company
American Funds New Perspective	R4	American Funds®	Capital Research and Management Company
1) Please refer to the Fund prospectus for a description of the class designation.

2.)	Page 11 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
DFA Emerging Markets Value	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd.
DFA Global 25/75	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd.
DFA Global 60/40	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd.
DFA Global Equity	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd.
DFA International Value	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd.
DFA US Targeted Value	R2	DFA Investment Dimensions Group, Inc.	Dimensional Fund Advisors Ltd.
DWS RREEF Real Estate Securities	A*	DWS Investments	Deutsche Inv Mgmt Americas, Inc.
DWS RREEF Real Estate Securities	S	DWS Investments	Deutsche Inv Mgmt Americas, Inc.
DWS Strategic Government Securities	A*	DWS Investments	Deutsche Inv Mgmt Americas, Inc.
DWS Strategic Government Securities	S	DWS Investments	Deutsche Inv Mgmt Americas, Inc.
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

3.)	Page 12 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Fidelity Advisor Real Estate	A*	Fidelity® Advisor Funds	Fidelity Mgmt & Research Company (FMR)
Fidelity Advisor Real Estate	T	Fidelity® Advisor Funds	Fidelity Mgmt & Research Company (FMR)
Fidelity Advisor Small Cap	A*	Fidelity® Advisor Funds	Fidelity Mgmt & Research Company (FMR)
Franklin Growth	A*	Franklin Custodian Funds	Franklin Advisers, Inc.
Franklin Growth	R	Franklin Custodian Funds	Franklin Advisers, Inc.
Franklin Strategic Income	A*	Franklin Strategic Income Fund	Franklin Advisers, Inc.
1.) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

4.)	Page 13 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Lord Abbett Developing Growth	A*	Lord Abbett Developing Growth, Inc.	Lord, Abbett & Co. LLC
Lord Abbett Fundamental Equity	A*	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC
Lord Abbett Fundamental Equity	R3	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities	A*	Lord Abbett Research Fund, Inc.	Lord, Abbett & Co. LLC
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

5.)	Page 14 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
MFS New Discovery	R2	MFS New Discovery Fund	Massachusetts Financial Services Company
MFS New Discovery	R3	MFS New Discovery Fund	Massachusetts Financial Services Company
1) Please refer to the Fund prospectus for a description of the class designation.

6.)	Page 15 of the Prospectus is revised to add the following funds to the table.

Oppenheimer International Bond	A*	OppenheimerFunds®	OppenheimerFunds®, Inc.
PIMCO All Asset	Administrative	PIMCO Funds	Pacific Investment Management Co. LLC
Pioneer Strategic Income	A*	Pioneer Strategic Income Fund	Pioneer Investment Management, Inc.
Pioneer Strategic Income	Z	Pioneer Strategic Income Fund	Pioneer Investment Management, Inc.
Prudential Jennison Small Company	A*	Prudential Funds	Prudential Investments LLC
Prudential Jennison Small Company	Z	Prudential Funds	Prudential Investments LLC
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

7.)	Page 88 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
American Funds New Perspective – Class R3 & R4	Seeks conservation of capital, current income and long-term growth of capital and income.

8.)	Page 89 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
DFA Emerging Markets Value – Class R2	Seeks long-term capital appreciation.
DFA Global 25/75 – Class R2	Seeks above average current income and long-term capital appreciation.
DFA Global 60/40 – Class R2	Seeks total return.
DFA Global Equity – Class R2	Seeks total return.
DFA International Value – Class R2	Seeks long-term capital appreciation.
DFA US Targeted Value – Class R2	Seeks long-term capital appreciation.
DWS RREEF Real Estate Securities – Class A* and Class S	Seeks total return through current income & long term capital appreciation as a secondary objective.
DWS Strategic Government Securities – Class A* and Class S	Seeks high current income.
Fidelity Advisor Real Estate – Class A* & Class T	Seeks above average income & long term capital growth.
Fidelity Advisor Small Cap – Class A*	Seeks long-term capital appreciation.
Franklin Growth – Class A* & Class R	Seeks capital appreciation.
Franklin Strategic Income – Class A*	Seeks long-term growth of capital.
* Load Waived

9.)	Page 90 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Lord Abbett Developing Growth – Class A*	Seeks long-term growth of capital.
Lord Abbett Fundamental Equity – Class A* & Class R3	Seeks long-term growth of capital.
Lord Abbett Growth Opportunities – Class A*	Seeks long-term growth of capital.
MFS New Discovery – Class R2 & R3	Seeks capital appreciation.
* Load Waived

10.)	Page 91 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Oppenheimer International Bond – Class A*	Seeks total return.
PIMCO All Asset – Administrative Class	Seeks maximum real return.
Pioneer Strategic Income – Class A* and Class Z	Seeks high income.
Prudential Jennison Small Company – Class A* and Class Z	Seeks capital growth.
* Load Waived

This supplement should be retained with the Prospectus for future reference.